Janus Investment Fund

INTECH Global Dividend Fund
INTECH International Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated October 28, 2014
to Currently Effective Prospectuses

Summary

The purpose of this Supplement is to provide you with important information regarding changes to your Fund’s investment strategies and corresponding changes to the name of your Fund. This summary is intended to provide you with background on the specific changes that are detailed in the next section. The changes detailed herein do not require any action on your part.

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Funds approved changes to the investment strategies and names of each Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved changes to the benchmark index and corresponding investment strategies for each of INTECH U.S. Growth Fund and INTECH U.S. Value Fund to reflect a transition to the Russell 1000® Index. These changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Fund	Investment Objective
INTECH Global Dividend Fund	Seeks long-term growth of capital and income
INTECH International Fund	Seeks long-term growth of capital
INTECH U.S. Growth Fund	Seeks long-term growth of capital
INTECH U.S. Value Fund	Seeks long-term growth of capital

New Managed Volatility Strategy for each Fund
Each Fund is implementing a managed volatility strategy that is an extension of the Fund’s current investment strategy. While both the current strategy and new managed volatility strategy seek to provide excess returns and participate in normal rising markets, the new strategy also seeks to reduce or “manage” portfolio volatility to a level less than each Fund’s named benchmark index. Specifically, the managed volatility strategy seeks, over time, returns above a Fund’s named benchmark index, with absolute volatility lower than the benchmark index, as described below in each Fund’s Principal Investment Strategies. In this context, absolute volatility refers to the variation in the returns of the Fund and the named benchmark index as measured by standard deviation. Over shorter time periods, however, a Fund’s performance under a managed volatility strategy may be less correlated to the performance of the Fund’s named benchmark index than under the current investment strategy. In this regard, a Fund is expected to offer less “beta” or market-like investment exposure, which, in sharply rising markets, can result in the Fund underperforming its named benchmark index and not obtaining the full benefit of the market increase. Conversely, the managed volatility strategy seeks to lessen losses in down markets to a greater extent than under the Fund’s existing investment strategy, so that the Fund does not experience the full impact of a market decrease.

Beginning on or about December 17, 2014, your Fund will begin to transition to the managed volatility strategy which will result in the rebalancing of weightings of existing securities held by your Fund as well as the purchase and sale of securities. This transition is expected to take up to six weeks in an effort to minimize the impact of transaction costs. During this transition period, your Fund may not perform as it otherwise would under either the current investment strategy or the new managed volatility strategy.

New Name for each Fund
To reflect the new managed volatility strategies of the Funds, and the changes to the benchmark indices and corresponding investment strategies for INTECH U.S. Growth Fund and INTECH U.S. Value Fund, each Fund’s name will change as follows:

Current Name	New Name
INTECH Global Dividend Fund	INTECH Global Income Managed Volatility Fund
INTECH International Fund	INTECH International Managed Volatility Fund
INTECH U.S. Growth Fund	INTECH U.S. Managed Volatility Fund II
INTECH U.S. Value Fund	INTECH U.S. Managed Volatility Fund

For INTECH Global Dividend Fund, the name change to include “income” is intended to reflect INTECH Global Dividend Fund’s stated investment objective of seeking long-term growth of capital and income, but does not result in a change to the stated principal investment strategy with respect to investing at least 80% of its net assets in dividend-paying securities.

New Fund Benchmark Index and Corresponding Investment Strategy Change for each of INTECH U.S. Growth Fund and INTECH U.S. Value Fund
In connection with the proposed transition to a managed volatility strategy for each Fund, the benchmark indices for INTECH U.S. Growth Fund and INTECH U.S. Value Fund will change to the Russell 1000® Index. INTECH U.S. Growth Fund and INTECH U.S. Value Fund each pursue their respective investment objective by investing in the universe of securities in the named benchmark index, and as such, these Funds’ principal investment strategies will be revised to reflect investments in securities comprising the Russell 1000® Index. The transition to the Russell 1000® Index is expected to provide shareholders with broader exposure to large cap U.S. equities than the current value- and growth-focused indices, including exposure to both growth and value stock constituents, and the potential benefits from the resulting application of INTECH’s managed volatility investment process across the entire Russell 1000® Index investment universe.

The following compares the current and the new benchmark indices:

Fund	Current Benchmark Index	New Benchmark Index
INTECH U.S. Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
INTECH U.S. Value Fund	Russell 1000® Value Index	Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Growth Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The following compares the current and new investment strategies related to the benchmark index changes only:

Fund	Current Investment Strategy	New Investment Strategy
INTECH U.S. Growth Fund	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process.	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach.

INTECH U.S. Value Fund	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process.	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach.

Prospectus Changes

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Prospectus.

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.

Changes Applicable to INTECH Global Dividend Fund

The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the MSCI World High Dividend Yield Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI World High Dividend Yield Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI World High Dividend Yield Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Changes Applicable to INTECH International Fund

The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the MSCI EAFE® (Europe, Australasia, Far East) Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI EAFE® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI EAFE® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Changes Applicable to INTECH U.S. Growth Fund

The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (1/2/03)
Class S Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Return After Taxes on Distributions	33.72%	19.49%	6.68%	8.17%

Return After Taxes on Distributions and Sale of Fund Shares	19.22%	16.05%	5.68%	7.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	26.32%	18.44%	6.69%	8.24%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	32.13%	18.86%	6.48%	8.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	34.44%	20.18%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (1/2/03)

Class N Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	34.14%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Changes Applicable to INTECH U.S. Value Fund

The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	Since Inception of Predecessor Fund (12/30/05)
Class I Shares

Return Before Taxes	35.85%	16.95%	6.89%

Return After Taxes on Distributions	29.90%	15.66%	5.93%

Return After Taxes on Distributions and Sale of Fund Shares	23.38%	13.58%	5.36%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	27.59%	15.27%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	33.40%	15.79%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class S Shares

Return Before Taxes	35.57%	16.47%	6.43%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	35.85%	16.95%	6.89%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	Since Inception of Predecessor Fund (12/30/05)

Class T Shares

Return Before Taxes	35.49%	16.64%	6.50%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

2. The following changes apply to the remainder of the Prospectus.

The following replaces in its entirety the corresponding information found under “Additional Investment Strategies and General Portfolio Policies”:

Investment Process
INTECH applies a mathematical investment process to construct an investment portfolio for each INTECH Fund. INTECH developed the formulas underlying this mathematical investment process. This process seeks, over time, to generate a return in excess of each Fund’s named benchmark index over the long term, while controlling the variability of each Fund’s returns. The mathematical investment process involves:

•	selecting stocks primarily from stocks within a Fund’s named benchmark index;
•	periodically determining a target weighting of these stocks and rebalancing to the target weighting; and
•	monitoring the total risk and volatility of a Fund’s holdings.

INTECH seeks, over time, to outperform each Fund’s named benchmark index through its mathematical investment process. By applying a managed volatility approach, INTECH’s process also seeks to identify stocks for each Fund in a manner that reduces the overall portfolio volatility below that of the named benchmark index. INTECH has designed certain controls to minimize the absolute risk of a Fund. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results. Each Fund may invest in exchange-traded funds or use futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

The following replaces in its entirety the corresponding information found in the “Additional Investment Strategies and General Portfolio Policies” section under “Risks of the Funds”:

Investment Process Risk. The focus on managed volatility may keep a Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. There is a risk that INTECH’s method of assessing stocks will not result in the expected volatility or correlation characteristics. In either case, a Fund may not outperform the named benchmark index, and likely will underperform its named benchmark index. As a result of INTECH’s investment process, a Fund may tend to invest in the smaller capitalization members of the named benchmark index, or other stocks, that typically exhibit greater volatility, primarily because of the potential diversification gains due to the lower correlations of their performance to that of the larger capitalization members of the named benchmark index. Consequently, in conditions where market capital is temporarily concentrated in the larger stocks contained in the named benchmark index, and fewer stocks are driving benchmark index returns, the performance of a Fund may be negatively affected relative to the named benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact a Fund’s performance. In addition, others may attempt to utilize public information related to INTECH’s investment strategy in a way that may affect performance.

INTECH has designed certain controls to minimize the absolute risk of a Fund. For example, to help ensure that risk and trade costs are minimized, among other factors, INTECH employs a screening process to identify stocks that trade at a higher cost as well as constraints on stock weights in a Fund’s optimization. The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may invest in exchange-traded funds or use futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of investments will work and their use could cause lower returns or even losses to the Funds.

Effective on or about December 17, 2014, all references to INTECH Global Dividend Fund are replaced with INTECH Global Income Managed Volatility Fund, all references to INTECH International Fund are replaced with INTECH International Managed Volatility Fund, all references to INTECH U.S. Growth Fund are replaced with INTECH U.S. Managed Volatility Fund II, and all references to INTECH U.S. Value Fund are replaced with INTECH U.S. Managed Volatility Fund.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Global Dividend Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Prospectus

Summary

The purpose of this Supplement is to provide you with important information regarding changes to your Fund’s investment strategy and corresponding changes to the name of your Fund. This summary is intended to provide you with background on the specific changes that are detailed in the next section. The changes detailed herein do not require any action on your part.

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Fund	Investment Objective
INTECH Global Dividend Fund	Seeks long-term growth of capital and income

New Managed Volatility Strategy for the Fund
The Fund is implementing a managed volatility strategy that is an extension of the Fund’s current investment strategy. While both the current strategy and new managed volatility strategy seek to provide excess returns and participate in normal rising markets, the new strategy also seeks to reduce or “manage” portfolio volatility to a level less than the Fund’s named benchmark index. Specifically, the managed volatility strategy seeks, over time, returns above the Fund’s named benchmark index, with absolute volatility lower than the benchmark index, as described below in the Fund’s Principal Investment Strategies. In this context, absolute volatility refers to the variation in the returns of the Fund and the named benchmark index as measured by standard deviation. Over shorter time periods, however, the Fund’s performance under a managed volatility strategy may be less correlated to the performance of the Fund’s named benchmark index than under the current investment strategy. In this regard, the Fund is expected to offer less “beta” or market-like investment exposure, which, in sharply rising markets, can result in the Fund underperforming its named benchmark index and not obtaining the full benefit of the market increase. Conversely, the managed volatility strategy seeks to lessen losses in down markets to a greater extent than under the Fund’s existing investment strategy, so that the Fund does not experience the full impact of a market decrease.

Beginning on or about December 17, 2014, your Fund will begin to transition to the managed volatility strategy which will result in the rebalancing of weightings of existing securities held by your Fund as well as the purchase and sale of securities. This transition is expected to take up to six weeks in an effort to minimize the impact of transaction costs. During this transition period, your Fund may not perform as it otherwise would under either the current investment strategy or the new managed volatility strategy.

New Name for the Fund
To reflect the new managed volatility strategy of the Fund, the Fund’s name will change as follows:

Current Name	New Name
INTECH Global Dividend Fund	INTECH Global Income Managed Volatility Fund

The name change to include “income” is intended to reflect the Fund’s stated investment objective of seeking long-term growth of capital and income, but does not result in a change to the stated principal investment strategy with respect to investing at least 80% of its net assets in dividend-paying securities.

Prospectus Changes

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Prospectus.

1. The following changes apply to the Fund Summary section of the Prospectus for the Fund.

The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the MSCI World High Dividend Yield Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI World High Dividend Yield Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI World High Dividend Yield Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

2. The following changes apply to the remainder of the Prospectus.

The following replaces in its entirety the corresponding information found under “Additional Investment Strategies and General Portfolio Policies”:

Investment Process
INTECH applies a mathematical investment process to construct an investment portfolio for the Fund. INTECH developed the formulas underlying this mathematical investment process. This process seeks, over time, to generate a return in excess of the Fund’s named benchmark index over the long term, while controlling the variability of the Fund’s returns. The mathematical investment process involves:

•	selecting stocks primarily from stocks within the Fund’s named benchmark index;
•	periodically determining a target weighting of these stocks and rebalancing to the target weighting; and
•	monitoring the total risk and volatility of the Fund’s holdings.

INTECH seeks, over time, to outperform the Fund’s named benchmark index through its mathematical investment process. By applying a managed volatility approach, INTECH’s process also seeks to identify stocks for the Fund in a manner that reduces the overall portfolio volatility below that of the named benchmark index. INTECH has designed certain controls to minimize the absolute risk of the Fund. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results. The Fund may invest in exchange-traded funds or use futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

The following replaces in its entirety the corresponding information found in the “Additional Investment Strategies and General Portfolio Policies” section under “Risks of the Funds”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. There is a risk that INTECH’s method of assessing stocks will not result in the expected volatility or correlation characteristics. In either case, the Fund may not outperform the named benchmark index, and likely will underperform its named benchmark index. As a result of INTECH’s investment process, the Fund may tend to invest in the smaller capitalization members of the named benchmark index, or other stocks, that typically exhibit greater volatility, primarily because of the potential diversification gains due to the lower correlations of their performance to that of the larger capitalization members of the named benchmark index. Consequently, in conditions where market capital is temporarily concentrated in the larger stocks contained in the named benchmark index, and fewer stocks are driving benchmark index returns, the performance of the Fund may be negatively affected relative to the named benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance. In addition, others may attempt to utilize public information related to INTECH’s investment strategy in a way that may affect performance.

INTECH has designed certain controls to minimize the absolute risk of the Fund. For example, to help ensure that risk and trade costs are minimized, among other factors, INTECH employs a screening process to identify stocks that trade at a higher cost as well as constraints on stock weights in the Fund’s optimization. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, the Fund may invest in exchange-traded funds or use futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of investments will work and their use could cause lower returns or even losses to the Fund.

Effective on or about December 17, 2014, all references to INTECH Global Dividend Fund are replaced with INTECH Global Income Managed Volatility Fund.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Global Dividend Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

Summary

The purpose of this Supplement is to provide you with important information regarding changes to your Fund’s investment strategy and corresponding changes to the name of your Fund. This summary is intended to provide you with background on the specific changes that are detailed in the next section. The changes detailed herein do not require any action on your part.

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Fund	Investment Objective
INTECH Global Dividend Fund	Seeks long-term growth of capital and income

New Managed Volatility Strategy for the Fund
The Fund is implementing a managed volatility strategy that is an extension of the Fund’s current investment strategy. While both the current strategy and new managed volatility strategy seek to provide excess returns and participate in normal rising markets, the new strategy also seeks to reduce or “manage” portfolio volatility to a level less than the Fund’s named benchmark index. Specifically, the managed volatility strategy seeks, over time, returns above the Fund’s named benchmark index, with absolute volatility lower than the benchmark index, as described below in the Fund’s Principal Investment Strategies. In this context, absolute volatility refers to the variation in the returns of the Fund and the named benchmark index as measured by standard deviation. Over shorter time periods, however, the Fund’s performance under a managed volatility strategy may be less correlated to the performance of the Fund’s named benchmark index than under the current investment strategy. In this regard, the Fund is expected to offer less “beta” or market-like investment exposure, which, in sharply rising markets, can result in the Fund underperforming its named benchmark index and not obtaining the full benefit of the market increase. Conversely, the managed volatility strategy seeks to lessen losses in down markets to a greater extent than under the Fund’s existing investment strategy, so that the Fund does not experience the full impact of a market decrease.

Beginning on or about December 17, 2014, your Fund will begin to transition to the managed volatility strategy which will result in the rebalancing of weightings of existing securities held by your Fund as well as the purchase and sale of securities. This transition is expected to take up to six weeks in an effort to minimize the impact of transaction costs. During this transition period, your Fund may not perform as it otherwise would under either the current investment strategy or the new managed volatility strategy.

New Name for the Fund
To reflect the new managed volatility strategy of the Fund, the Fund’s name will change as follows:

Current Name	New Name
INTECH Global Dividend Fund	INTECH Global Income Managed Volatility Fund

The name change to include “income” is intended to reflect the Fund’s stated investment objective of seeking long-term growth of capital and income, but does not result in a change to the stated principal investment strategy with respect to investing at least 80% of its net assets in dividend-paying securities.

Prospectus Changes

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the MSCI World High Dividend Yield Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI World High Dividend Yield Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI World High Dividend Yield Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Effective on or about December 17, 2014, all references to INTECH Global Dividend Fund are replaced with INTECH Global Income Managed Volatility Fund.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH International Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

Summary

The purpose of this Supplement is to provide you with important information regarding changes to your Fund’s investment strategy and corresponding changes to the name of your Fund. This summary is intended to provide you with background on the specific changes that are detailed in the next section. The changes detailed herein do not require any action on your part.

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Fund	Investment Objective
INTECH International Fund	Seeks long-term growth of capital

New Managed Volatility Strategy for the Fund
The Fund is implementing a managed volatility strategy that is an extension of the Fund’s current investment strategy. While both the current strategy and new managed volatility strategy seek to provide excess returns and participate in normal rising markets, the new strategy also seeks to reduce or “manage” portfolio volatility to a level less than the Fund’s named benchmark index. Specifically, the managed volatility strategy seeks, over time, returns above the Fund’s named benchmark index, with absolute volatility lower than the benchmark index, as described below in the Fund’s Principal Investment Strategies. In this context, absolute volatility refers to the variation in the returns of the Fund and the named benchmark index as measured by standard deviation. Over shorter time periods, however, the Fund’s performance under a managed volatility strategy may be less correlated to the performance of the Fund’s named benchmark index than under the current investment strategy. In this regard, the Fund is expected to offer less “beta” or market-like investment exposure, which, in sharply rising markets, can result in the Fund underperforming its named benchmark index and not obtaining the full benefit of the market increase. Conversely, the managed volatility strategy seeks to lessen losses in down markets to a greater extent than under the Fund’s existing investment strategy, so that the Fund does not experience the full impact of a market decrease.

Beginning on or about December 17, 2014, your Fund will begin to transition to the managed volatility strategy which will result in the rebalancing of weightings of existing securities held by your Fund as well as the purchase and sale of securities. This transition is expected to take up to six weeks in an effort to minimize the impact of transaction costs. During this transition period, your Fund may not perform as it otherwise would under either the current investment strategy or the new managed volatility strategy.

New Name for the Fund
To reflect the new managed volatility strategy of the Fund, the Fund’s name will change as follows:

Current Name	New Name
INTECH International Fund	INTECH International Managed Volatility Fund

Prospectus Changes

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the MSCI EAFE® (Europe, Australasia, Far East) Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI EAFE® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI EAFE® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Effective on or about December 17, 2014, all references to INTECH International Fund are replaced with INTECH International Managed Volatility Fund.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Growth Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

Summary

The purpose of this Supplement is to provide you with important information regarding changes to your Fund’s investment strategy and corresponding changes to the name of your Fund. This summary is intended to provide you with background on the specific changes that are detailed in the next section. The changes detailed herein do not require any action on your part.

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved a change to the benchmark index and corresponding investment strategy for the Fund to reflect a transition to the Russell 1000® Index. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Fund	Investment Objective
INTECH U.S. Growth Fund	Seeks long-term growth of capital

New Managed Volatility Strategy for the Fund
The Fund is implementing a managed volatility strategy that is an extension of the Fund’s current investment strategy. While both the current strategy and new managed volatility strategy seek to provide excess returns and participate in normal rising markets, the new strategy also seeks to reduce or “manage” portfolio volatility to a level less than the Fund’s named benchmark index. Specifically, the managed volatility strategy seeks, over time, returns above the Fund’s named benchmark index, with absolute volatility lower than the benchmark index, as described below in the Fund’s Principal Investment Strategies. In this context, absolute volatility refers to the variation in the returns of the Fund and the named benchmark index as measured by standard deviation. Over shorter time periods, however, the Fund’s performance under a managed volatility strategy may be less correlated to the performance of the Fund’s named benchmark index than under the current investment strategy. In this regard, the Fund is expected to offer less “beta” or market-like investment exposure, which, in sharply rising markets, can result in the Fund underperforming its named benchmark index and not obtaining the full benefit of the market increase. Conversely, the managed volatility strategy seeks to lessen losses in down markets to a greater extent than under the Fund’s existing investment strategy, so that the Fund does not experience the full impact of a market decrease.

Beginning on or about December 17, 2014, your Fund will begin to transition to the managed volatility strategy which will result in the rebalancing of weightings of existing securities held by your Fund as well as the purchase and sale of securities. This transition is expected to take up to six weeks in an effort to minimize the impact of transaction costs. During this transition period, your Fund may not perform as it otherwise would under either the current investment strategy or the new managed volatility strategy.

New Name for the Fund
To reflect the new managed volatility strategy of the Fund, and the change to the benchmark index and corresponding investment strategy, the Fund’s name will change as follows:

Current Name	New Name
INTECH U.S. Growth Fund	INTECH U.S. Managed Volatility Fund II

New Fund Benchmark Index and Corresponding Investment Strategy Change for INTECH U.S. Growth Fund
In connection with the proposed transition to a managed volatility strategy, the benchmark index for the Fund will change to the Russell 1000® Index. INTECH U.S. Growth Fund pursues its investment objective by investing in the universe of securities in the named benchmark index, and as such, the Fund’s principal investment strategy will be revised to reflect investments in securities comprising the Russell 1000® Index. The transition to the Russell 1000® Index is expected to provide shareholders with broader exposure to large cap U.S. equities than the current growth-focused index, including exposure to growth and value stock constituents, and the potential benefits from the resulting application of INTECH’s managed volatility investment process across the entire Russell 1000® Index investment universe.

The following compares the current and the new benchmark indices:

Fund	Current Benchmark Index	New Benchmark Index
INTECH U.S. Growth Fund	Russell 1000® Growth Index	Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Growth Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

The following compares the current and new investment strategy related to the benchmark index change only:

Fund	Current Investment Strategy	New Investment Strategy
INTECH U.S. Growth Fund	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process.	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach.

Prospectus Changes

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

3.	The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (1/2/03)
Class S Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Return After Taxes on Distributions	33.72%	19.49%	6.68%	8.17%

Return After Taxes on Distributions and Sale of Fund Shares	19.22%	16.05%	5.68%	7.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	26.32%	18.44%	6.69%	8.24%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	32.13%	18.86%	6.48%	8.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	34.44%	20.18%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (1/2/03)

Class T Shares

Return Before Taxes	34.14%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Effective on or about December 17, 2014, all references to INTECH U.S. Growth Fund are replaced with INTECH U.S. Managed Volatility Fund II.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Value Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

Summary

The purpose of this Supplement is to provide you with important information regarding changes to your Fund’s investment strategy and corresponding changes to the name of your Fund. This summary is intended to provide you with background on the specific changes that are detailed in the next section. The changes detailed herein do not require any action on your part.

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved a change to the benchmark index and corresponding investment strategy for the Fund to reflect a transition to the Russell 1000® Index. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Fund	Investment Objective
INTECH U.S. Value Fund	Seeks long-term growth of capital

New Managed Volatility Strategy for the Fund
The Fund is implementing a managed volatility strategy that is an extension of the Fund’s current investment strategy. While both the current strategy and new managed volatility strategy seek to provide excess returns and participate in normal rising markets, the new strategy also seeks to reduce or “manage” portfolio volatility to a level less than the Fund’s named benchmark index. Specifically, the managed volatility strategy seeks, over time, returns above the Fund’s named benchmark index, with absolute volatility lower than the benchmark index, as described below in the Fund’s Principal Investment Strategies. In this context, absolute volatility refers to the variation in the returns of the Fund and the named benchmark index as measured by standard deviation. Over shorter time periods, however, the Fund’s performance under a managed volatility strategy may be less correlated to the performance of the Fund’s named benchmark index than under the current investment strategy. In this regard, the Fund is expected to offer less “beta” or market-like investment exposure, which, in sharply rising markets, can result in the Fund underperforming its named benchmark index and not obtaining the full benefit of the market increase. Conversely, the managed volatility strategy seeks to lessen losses in down markets to a greater extent than under the Fund’s existing investment strategy, so that the Fund does not experience the full impact of a market decrease.

Beginning on or about December 17, 2014, your Fund will begin to transition to the managed volatility strategy which will result in the rebalancing of weightings of existing securities held by your Fund as well as the purchase and sale of securities. This transition is expected to take up to six weeks in an effort to minimize the impact of transaction costs. During this transition period, your Fund may not perform as it otherwise would under either the current investment strategy or the new managed volatility strategy.

New Name for the Fund
To reflect the new managed volatility strategy of the Fund, and the change to the benchmark index and corresponding investment strategy, the Fund’s name will change as follows:

Current Name	New Name
INTECH U.S. Value Fund	INTECH U.S. Managed Volatility Fund

New Fund Benchmark Index and Corresponding Investment Strategy Change for INTECH U.S. Value Fund
In connection with the proposed transition to a managed volatility strategy, the benchmark index for the Fund will change to the Russell 1000® Index. INTECH U.S. Value Fund pursues its investment objective by investing in the universe of securities in the named benchmark index, and as such, the Fund’s principal investment strategy will be revised to reflect investments in securities comprising the Russell 1000® Index. The transition to the Russell 1000® Index is expected to provide shareholders with broader exposure to large cap U.S. equities than the current value-focused index, including exposure to growth and value stock constituents, and the potential benefits from the resulting application of INTECH’s managed volatility investment process across the entire Russell 1000® Index investment universe.

The following compares the current and the new benchmark indices:

Fund	Current Benchmark Index	New Benchmark Index
INTECH U.S. Value Fund	Russell 1000® Value Index	Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The following compares the current and new investment strategy related to the benchmark index change only:

Fund	Current Investment Strategy	New Investment Strategy
INTECH U.S. Value Fund	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process.	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach.

Prospectus Changes

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

3.	The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	Since Inception of Predecessor Fund (12/30/05)
Class I Shares

Return Before Taxes	35.85%	16.95%	6.89%

Return After Taxes on Distributions	29.90%	15.66%	5.93%

Return After Taxes on Distributions and Sale of Fund Shares	23.38%	13.58%	5.36%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	27.59%	15.27%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	33.40%	15.79%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class S Shares

Return Before Taxes	35.57%	16.47%	6.43%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	35.85%	16.95%	6.89%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	Since Inception of Predecessor Fund (12/30/05)

Class T Shares

Return Before Taxes	35.49%	16.64%	6.50%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Effective on or about December 17, 2014, all references to INTECH U.S. Value Fund are replaced with INTECH U.S. Managed Volatility Fund.

Please retain this Supplement with your records.